SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2020
SEGMENTED INFORMATION
SEGMENTED INFORMATION

22.  SEGMENTED INFORMATION

Agnico Eagle operates in a single industry, namely exploration for and production of gold. The Company’s primary operations are in Canada, Mexico and Finland. The Company identifies its reportable segments as those operations whose operating results are reviewed by the Chief Operating Decision Maker (“CODM”), the Chief Executive Officer for the purpose of allocating resources and assessing performance and that represent more than 10.0% of the combined revenue from mining operations, income or loss or total assets of all operating segments. Each of the Company’s significant operating mines and projects are considered to be separate operating segments. Certain operating segments that do not meet the quantitative thresholds are still disclosed where the Company believes that the information is useful. The CODM also reviews segment income (defined as revenues from mining operations less production costs, exploration and corporate development expenses and impairment losses and reversals) on a mine-by-mine basis. The following are the Company’s reportable segments organized according to their relationship with the Company’s three business units and reflect how the Company manages its business and how it classifies its operations for planning and measuring performance:

Northern Business:	LaRonde mine, LaRonde Zone 5 mine, Lapa mine, Goldex mine, Meadowbank Complex, Meliadine mine, Canadian Malartic joint operation and Kittila mine
Southern Business:	Pinos Altos mine, Creston Mascota mine and La India mine
Exploration:	United States Exploration office, Europe Exploration office, Canada Exploration offices and Latin America Exploration office

Revenues from mining operations and production costs for the reportable segments are reported net of intercompany transactions.

Corporate and other assets and specific income and expense items are not allocated to reportable segments.

	Year Ended December 31, 2020
	Revenues from		Exploration and	Segment
	Mining	Production	Corporate	Income
	Operations	Costs	Development	(Loss)
Northern Business:
LaRonde mine	$543,864	$(169,824)	$—	$374,040
LaRonde Zone 5 mine	111,244	(47,899)	—	63,345
Goldex mine	227,181	(82,654)	—	144,527
Meadowbank Complex	366,743	(284,976)	(1,168)	80,599
Meliadine mine	569,063	(245,700)	—	323,363
Canadian Malartic joint operation	478,542	(195,312)	(18,637)	264,593
Kittila mine	372,132	(169,884)	—	202,248
Total Northern Business	2,668,769	(1,196,249)	(19,805)	1,452,715

Southern Business:
Pinos Altos mine	244,283	(124,678)	—	119,605
Creston Mascota mine	77,762	(35,088)	—	42,674
La India mine	147,299	(68,137)	—	79,162
Total Southern Business	469,344	(227,903)	—	241,441
Exploration	—	—	(93,687)	(93,687)
Segments totals	$3,138,113	$(1,424,152)	$(113,492)	$1,600,469
Total segments income				$1,600,469
Corporate and other:
Amortization of property, plant and mine development				(631,101)
General and administrative				(116,288)
Finance costs				(95,134)
Gain on derivative financial instruments				107,873
Environmental remediation				(27,540)
Foreign currency translation loss				(22,480)
Other expenses				(48,234)
Income before income and mining taxes				$767,565

	Year Ended December 31, 2019
	Revenues from		Exploration and		Segment
	Mining		Corporate	Impairment	Income
	Operations	Production Costs	Development	Reversal	(Loss)
Northern Business:
LaRonde mine	$552,204	$(215,012)	$—	$—	$337,192
LaRonde Zone 5 mine	80,365	(41,212)	—	—	39,153
Lapa mine	4,877	(2,844)	—	—	2,033
Goldex mine	197,020	(82,533)	—	—	114,487
Meadowbank Complex	221,652	(180,848)	(3,528)	—	37,276
Meliadine mine	270,258	(142,932)	—	345,821	473,147
Canadian Malartic joint operation	466,317	(208,178)	(189)	—	257,950
Kittila mine	260,323	(142,517)	—	—	117,806
Total Northern Business	2,053,016	(1,016,076)	(3,717)	345,821	1,379,044

Southern Business:
Pinos Altos mine	249,577	(130,190)	—	—	119,387
Creston Mascota mine	78,023	(35,801)	—	—	42,222
La India mine	114,276	(65,638)	—	—	48,638
Total Southern Business	441,876	(231,629)	—	—	210,247
Exploration	—	—	(101,062)	—	(101,062)
Segments totals	$2,494,892	$(1,247,705)	$(104,779)	$345,821	$1,488,229
Total segments income					$1,488,229
Corporate and other:
Amortization of property, plant and mine development					(546,057)
General and administrative					(120,987)
Finance costs					(105,082)
Gain on derivative financial instruments					17,124
Environmental remediation					(2,804)
Foreign currency translation loss					(4,850)
Other income					13,169
Income before income and mining taxes					$738,742

The following table sets out total assets by segment:

	As at December 31,	As at December 31,
	2020	2019
Northern Business:
LaRonde mine	$852,171	$794,503
LaRonde Zone 5 mine	71,545	66,553
Goldex mine	296,713	295,139
Meadowbank Complex	1,037,459	883,422
Meliadine mine	2,198,564	2,139,845
Canadian Malartic joint operation	1,542,916	1,548,564
Kittila mine	1,590,795	1,317,322
Total Northern Business	7,590,163	7,045,348

Southern Business:
Pinos Altos mine	458,786	521,713
Creston Mascota mine	8,008	28,833
La India mine	228,120	264,498
Total Southern Business	694,914	815,044
Exploration	434,809	462,789
Corporate and other	894,869	466,704
Total assets	$9,614,755	$8,789,885

The following table sets out the carrying amount of goodwill by segment for the years ended December 31, 2020 and December 31, 2019:

	Canadian
	Malartic Joint
	Operation	Exploration	Total
Cost	$597,792	$60,000	$657,792
Accumulated impairment	(250,000)	—	(250,000)
Carrying amount	$347,792	$60,000	$407,792

The following table sets out capital expenditures by segment:

	Year Ended December 31,
	2020	2019
Northern Business:
LaRonde mine	$109,262	$81,831
LaRonde Zone 5 mine	9,823	8,441
Goldex mine	36,753	41,356
Meadowbank Complex	162,339	267,319
Meliadine mine	125,955	165,389
Canadian Malartic joint operation	52,642	83,051
Kittila mine	199,115	171,908
Total Northern Business	695,889	819,295
Southern Business:
Pinos Altos mine	24,482	39,421
La India mine	21,626	13,881
Total Southern Business	46,108	53,302
Corporate and other	17,345	10,067
Total capital expenditures	$759,342	$882,664

The following table sets out revenues from mining operations by geographic area(i):

	Year Ended December 31,
	2020	2019
Canada	$2,296,637	$1,792,693
Mexico	469,344	441,876
Finland	372,132	260,323
Total revenues from mining operations	$3,138,113	$2,494,892

Note:

(i)	Presented based on the location of the mine from which the product originated.

The following table sets out non-current assets by geographic area:

	As at December 31,	As at December 31,
	2020	2019
Canada	$6,168,927	$5,571,885
Mexico	736,908	787,943
Finland	1,447,157	1,220,188
Sweden	13,812	13,812
United States	763	2,497
Total non-current assets	$8,367,567	$7,596,325